AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 1999

                                                   File No. 333-_______

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933          /X/



                                STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                   MARK NAGLE
                           C/O SEI INVESTMENTS COMPANY
                             ONE FREEDOM VALLEY ROAD
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                               JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                   1701 MARKET STREET
PHILADELPHIA, PA 19103                               PHILADELPHIA, PA 19103


--------------------------------------------------------------------------------


It is proposed that this filing will become effective on October 31, 1999 pursuant to Rule 488.
--------------------------------------------------------------------------------


No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                STI CLASSIC FUNDS


                              Cross Reference Sheet

ITEMS REQUIRED BY FORM N-14
Part A.     INFORMATION REQUIRED IN                              REGISTRATION STATEMENT HEADING
            PROSPECTUS

Item 1.     Beginning of Registration                            Cover Page of Registration Statement
            Statement and outside Front Cover
            Page of Prospectus

Item 2.     Beginning and Outside Back Cover Page                Table of Contents
            of Prospectus

Item 3.     Synopsis and Risk Factors                            Synopsis; Risks


Item 4.     Information About the Transaction                    Synopsis; Reasons for the Reorganization;
                                                                 Information Relating to the Reorganization;
                                                                 Agreement and Plan of Reorganization

Item 5.     Information About the Registrant                     Prospectus Cover Page; Synopsis; Shareholder Rights


Item 6.     Information About the Company                        Prospectus Cover Page; Synopsis; Reasons for the
            Being Acquired                                       Reorganization; Information Relating to the
                                                                 Reorganization; Information About the Funds;
                                                                 Shareholder Rights

Item 7.     Voting Information                                   Prospectus Cover Page; Notice of Special Meeting of
                                                                 Shareholders; Synopsis; Form of Agreement and Plan
                                                                 of Reorganization

Item 8.     Interest of Certain Persons and Experts              Voting Matters

Item 9.     Additional Information Required                      Not applicable.
            for Reoffering by Persons Deemed to be
            Underwriters


Part B.     INFORMATION REQUIRED IN A
            STATEMENT OF ADDITIONAL
            INFORMATION

Item 10.    Cover Page                                           Cover Page

Item 11.    Table of Contents                                    Table of Contents

Item 12.    Additional Information About the                     Incorporated by Reference to the STI Classic Funds'
            Registrant                                           Prospectus and SAI

Item 13.    Additional Information About the                     Incorporated by Reference to the CrestFunds'
            Company Being Acquired                               Prospectus and SAI


Item 14.    Financial Statements                                 Financial Statements


Part C.     OTHER INFORMATION

Item 15.    Indemnification                                      Indemnification

Item 16.    Exhibits                                             Exhibits

Item 17.    Undertakings                                         Undertakings

                                -----------------
                                STI Classic Funds
                                -----------------



To STI Classic Funds Shareholders:


        Enclosed with this letter is a proxy ballot, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of shareholders of the STI Classic Emerging Markets Equity Fund and the Sunbelt Equity Fund.

        The purpose of this proxy package is to announce that a Shareholder Meeting has been scheduled for December 10, 1999. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the Emerging Markets Equity Fund and the International Equity Fund, as well as the Sunbelt Equity Fund and the Small Cap Growth Stock Fund.

        The Trustees of the STI Classic Funds unanimously approved the Reorganizations at meetings held on May 18, 1999 and August 17, 1999. In coming to this conclusion, the Trustees considered a variety of factors including:

        -   the compatibility of the funds' objectives and policies
        -   the expense ratios of the combined funds
        -   the potential economies of scale to be gained by the merger
        -   the merger will be free from federal income taxes.

        The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

        If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in a different STI Classic Funds portfolio with similar objectives and policies.

        Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE EITHER SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE, OR IN THE ALTERNATIVE, YOU MAY VOTE IN ANY ONE OF THE OTHER TWO MANNERS DESCRIBED ON THE PROXY CARD.

        We thank you for your continued confidence and support.



                                                     Sincerely,



                                                     Wilton Looney
                                                     CHAIRMAN OF THE BOARD



                      IMPORTANT PROXY INFORMATION ENCLOSED
                           -IMMEDIATE ACTION REQUIRED-

                              QUESTIONS AND ANSWERS
                           FOR THE STI CLASSIC FUNDS'
                               SHAREHOLDER MEETING


Q. WHY ARE THE TRUSTEES PROPOSING TO REORGANIZE THE STI CLASSIC EMERGING MARKETS EQUITY AND SUNBELT EQUITY FUNDS?

A. Before approving the reorganization of these funds, the Trustees evaluated several factors, including the compatibility of each fund's investment objective with the fund each will be reorganized into, and the potential for improved shareholder service. After careful consideration, they determined that the reorganizations are in the best interest of the shareholders. Through this proxy, they are submitting the proposals for reorganization to you for a vote.

Q.     HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. You will become a shareholder of another STI Classic Fund with similar investment objectives and policies as the fund you currently hold.

       There are NO SALES CHARGES on this transaction. Each shareholder will receive shares of an STI Classic Fund equal in value to the shares of the STI Classic Fund you currently hold. It is likely that the NAV per share price of your fund shares may change. However, the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.     WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. Neither of the STI Classic Funds nor their shareholders will incur any federal income tax as a result of the reorganizations.

Q.     WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. The STI Classic Emerging Markets Equity Fund, Trust Class, shareholders will receive Trust Class shares of the STI Classic International Equity Fund. The STI Classic International Equity Fund has an investment objective similar to the STI Classic Emerging Markets Equity Fund, but seeks to achieve that objective by investing primarily in securities of issuers located in countries with developed markets rather than issuers located in countries with emerging markets.

       The STI Classic Sunbelt Equity Fund shareholders will receive shares of the Small Cap Growth Stock Fund. These Funds have similar investment objectives but the STI Classic Small Cap Growth Stock Fund does not concentrate its investments in any particular geographic location. Shareholders of the Sunbelt

       Equity Fund will receive the same class of shares in which they are currently invested.

Q.     HOW DO THE STI CLASSIC FUNDS' TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Trustees unanimously recommend that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote ALL the proxy ballot cards you receive in any one of the four manners described on the cards. This means that if you receive multiple proxies and ballot cards because you are invested in both STI Classic Funds, please vote each and every ballot card you receive in one of the three manners of voting.

Q.     WHO SHOULD I CONTACT WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact the following for further information:

EMERGING MARKETS EQUITY FUND SHAREHOLDERS:

-   Contact your account administrator

SUNBELT EQUITY FUND SHAREHOLDERS:

-   TRUST SHARES - Contact your account administrator

- INVESTOR AND/OR FLEX SHARES - Contact SunTrust Securities directly at 1-800-874-4770, or contact Additional Support Services at 1-888-784-3863.





                   PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                             YOUR VOTE IS IMPORTANT!

                                STI CLASSIC FUNDS
                                 2 Oliver Street
                                Boston, MA 02109


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 10, 1999


      Notice is hereby given that a Special Meeting of Shareholders of the STI Classic Funds (the "Trust"), with respect to its series the Sunbelt Equity Fund and Emerging Markets Equity Fund (each a "Transferring Fund" and collectively, the "Transferring Funds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on December 10, 1999 at 3:00 p.m., Eastern Time, for the purposes of considering the proposals set forth below. The proposals, if approved, will result in the transfer of the assets and stated liabilities of the Transferring Funds to two corresponding series of the Trust, the Small Cap Growth Stock Fund and the International Equity Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, in return for shares of the corresponding Acquiring Funds (the "Reorganization").

      Proposal 1: Approval of the Agreement and Plan of Reorganization (the
                  "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the Sunbelt Equity Fund to the Small Cap Growth Stock Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund's shares so received to shareholders of the Transferring Fund.

      Proposal 2: Approval of the Reorganization Agreement as it relates to (i)
                  the transfer of all of the assets and certain stated liabilities of the Emerging Markets Equity Fund to the International Equity Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund's shares so received to shareholders of the Transferring Fund.

      Proposal 3: The transaction of such other business as may properly be brought before the meeting.

      Transferring Funds' shareholders of record as of the close of business on October 11, 1999 (the "Shareholders") are entitled to notice of, and to vote at, this meeting or any adjournment thereof. The Shareholders will vote on the proposals, and the proposed Reorganization will be effected only if the Shareholders approve the proposal.

      SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

Kevin P. Robins
Assistant Secretary

November 10, 1999

                           PROXY STATEMENT/PROSPECTUS

                                STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

                               SUNBELT EQUITY FUND
                          EMERGING MARKETS EQUITY FUND

                                NOVEMBER 10, 1999


       This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of STI Classic Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Trust's Sunbelt Equity Fund and Emerging Markets Equity Fund (each a "Transferring Fund" and collectively, the "Transferring Funds"), to be held on December 10, 1999 at 3:00 p.m., Eastern Time, at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the Meeting, shareholders of the Transferring Funds ("Transferring Fund Shareholders") will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated , 1999 (the "Reorganization Agreement"), by and between the Transferring Funds and the Trust's Small Cap Growth Stock Fund and International Equity Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively. The Transferring Funds and Acquiring Funds are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.

       Proposal 1:   Approval of the Reorganization Agreement as it relates to
                     (i) the transfer of all of the assets and certain stated liabilities of the Sunbelt Equity Fund to the Small Cap
                     Growth Stock Fund in exchange for shares of the Acquiring
                     Fund; and (ii) the distribution of the Acquiring Fund's shares so received to Transferring Fund Shareholders.

       Proposal 2:   Approval of the Reorganization Agreement as it relates to
                     (i) the transfer of all of the assets and certain stated liabilities of the Emerging Markets Equity Fund to the International Equity Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring
                     Fund's shares so received to Transferring Fund
                     Shareholders.

       Proposal 3:   The transaction of such other business as may properly be
                     brought before the meeting.

       The Reorganization Agreement provides that each Transferring Fund will transfer all of its assets and certain stated liabilities to its corresponding Acquiring Fund. In exchange for the transfers of these assets and liabilities, the Acquiring Fund will simultaneously issue shares to the Transferring Fund in an amount equal in value to the net asset value of such Transferring Fund's shares. This transfer is expected to occur on or about December 13, 1999.

       Immediately after the transfer of each Transferring Fund's assets and liabilities, the Transferring Fund will make a liquidating distribution to Transferring Fund Shareholders of the corresponding Acquiring Fund's shares received, so that a holder of shares in the Transferring Fund at the Effective Time of the Reorganization (as hereinafter defined) will receive a number of shares of its corresponding Acquiring Fund with the same aggregate value as the Transferring Fund Shareholder had in the Transferring Fund immediately before the Reorganization. At the Effective Time of the Reorganization, Transferring Fund Shareholders will become shareholders of the Acquiring Fund, and the Transferring Fund's legal existence will be terminated.

       The Transferring Funds and Acquiring Funds offer three classes of shares, Trust Shares, Investor Shares and Flex Shares, except for the Emerging Markets Equity Fund which only offers Trust Shares. Holders of Trust Shares of each Transferring Fund will receive an amount of Trust Shares of its corresponding Acquiring Fund equal in value to their Transferring Fund shares. Holders of Investor Shares and Flex Shares of the Sunbelt Equity Fund will receive an amount of Investor Shares and Flex Shares of the Small Cap Growth Stock Fund equal in value to their respective Sunbelt Equity Fund shares.

       The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is a separate series of the Trust. Trusco Capital Management, Inc. ("Trusco") and STI Capital Management, N.A. ("STI Capital") are each direct wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. Trusco is the investment adviser to the Small Cap Growth Stock Fund and the Sunbelt Equity Fund. STI Capital is the investment adviser to the Emerging Markets Equity Fund and the International Equity Fund (Trusco and STI Capital are referred to collectively herein as the "Advisers"). Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). STI Capital is a bank and is, therefore, not required to register as an investment adviser by virtue of Section 202(a)(11)(A) of the Advisers Act.

       This Proxy Statement/Prospectus sets forth concisely the information that a Shareholder should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated April 6, 1999, relating to this Proxy Statement/ Prospectus and the Reorganization, and including certain financial information about the Transferring Funds and the Acquiring Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770.

       For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the registration statement or prospectuses contained in the registration statement for the Funds dated October 1, 1999 which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Funds, and not to any other portfolio of the Trust described therein. Copies of the prospectuses for the Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the Funds dated October

1, 1999 has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874- 4770.

       This Proxy Statement/Prospectus constitutes the proxy statement of the Transferring Funds for the Meeting and is expected to be sent to Shareholders on or about November 10, 1999.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        PAGE
Synopsis....................................................................
       The Reorganization...................................................
       The Funds............................................................
       Fees and Expenses....................................................
       Investment Objectives, Policies and Restrictions.....................
       The Funds' Purchase, Exchange and Redemption Procedures..............
Risks.......................................................................
Information Relating to the Reorganization..................................
       Description of the Reorganization....................................
       Federal Income Taxes.................................................
       Capitalization.......................................................
Reasons for the Reorganization..............................................
Shareholder Rights..........................................................
Information About the Funds.................................................
Voting Matters..............................................................
Other Business..............................................................
Shareholder Inquiries.......................................................
Form of Agreement and Plan of Reorganization.......................Exhibit A
Management's Discussion of Fund Performance........................Exhibit B

                                    SYNOPSIS

       This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Transferring Funds with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

       BACKGROUND. Pursuant to the Reorganization Agreement between the participating series (attached hereto as Exhibit A), the Transferring Funds will transfer all of their assets and certain stated liabilities to the Acquiring Funds in exchange solely for shares of the Acquiring Funds. The Transferring Funds will distribute the Acquiring Funds' shares that they receive to their Shareholders in liquidation. The result of the Reorganization is that Shareholders will become shareholders of the corresponding Acquiring Funds. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions. Further, all expenses associated with the Reorganization will be borne by SunTrust and/or its subsidiaries, rather than the Funds and the shareholders thereof.

       The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Shareholders, and that the interests of the Shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees recommends that you vote for approval of the Reorganization Agreement.

       TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If so, Shareholders will not recognize gain or loss in the transaction.

       SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Funds are generally similar, there are certain differences. Therefore, an investment in the Acquiring Funds may involve investment risks that are, in some respects, different from those of the Transferring Funds. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.

THE FUNDS

       BUSINESS OF THE FUNDS. The Trust is an open-end, management investment company, which offers redeemable shares in 36 separate investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. The Funds, with the exception of the Emerging Markets Equity Fund, offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the Funds' prospectuses. The Emerging Markets Fund only offers a single class of shares, Trust Shares.

FEES AND EXPENSES

       Under the Reorganization Agreement, each Transferring Fund will transfer all its assets and certain stated liabilities to its respective Acquiring Fund. The following comparative fee tables show the fees for the Funds. The pro forma tables show the fees you would pay, including the estimated ongoing operating expenses of each Fund, if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

                SUNBELT EQUITY FUND - SMALL CAP GROWTH STOCK FUND

                   COMPARISON OF SHAREHOLDER TRANSACTION FEES

-------------------------------------------------------------------------------------------------
                               MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE
                               IMPOSED ON PURCHASE (AS A         (LOAD) (AS A PERCENTAGE OF NET
FUND                           PERCENTAGE OF OFFERING PRICE)     ASSET VALUE)
-------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Trust               None                                None
Shares)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              None                                None
(Trust Shares)
-------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Investor           3.75%                                None
Shares)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND             3.75%                                None
(Investor Shares)
-------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Flex                None                               2.00%
Shares)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              None                               2.00%
(Flex Shares)
-------------------------------------------------------------------------------------------------

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

---------------------------------------------------------------------------------------------------
                                                 DISTRIBUTION
                          INVESTMENT ADVISORY    (12b-1)           OTHER          TOTAL OPERATING
FUND                      FEES                   FEES              EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND              1.15%               NONE            .15%              1.30%
(Trust Class)*
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%               NONE            .34%              1.49%
FUND (Trust Shares)+
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                 DISTRIBUTION
                          INVESTMENT ADVISORY    (12b-1)           OTHER          TOTAL OPERATING
FUND                      FEES                   FEES              EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND              1.15%               .43%            .20%              1.78%
(Investor Shares)*
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%               .50%            .25%              1.90%
FUND (Investor Shares)+
---------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND              1.15%               1.00%           .51%              2.66%
(Flex Shares)*
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%               1.00%          1.04%              3.19%
FUND (Flex Shares)+
---------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the Sunbelt Equity Fund. Actual expenses are lower because the Advisers and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.02% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.02%, .40% and 1.62%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.02%, .69% and 2.22%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

+      The table shows the highest expenses that could be currently charged to the Small Cap Growth Stock Fund. Actual expenses are lower because the Advisers are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are .86% and 1.20%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be .86%, .44% and 1.55%, respectively (Investor Shares of the Fund will not be available until after the Reorganization is approved). Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are .86%, .35% and 2.25%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

                     PRO FORMA SHAREHOLDER TRANSACTION FEES

-------------------------------------------------------------------------------------------------
                               MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE
                               IMPOSED ON PURCHASE (AS A         (LOAD) (AS A PERCENTAGE OF NET
FUND                           PERCENTAGE OF OFFERING PRICE)     ASSET VALUE)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              None                                None
(Trust Shares)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND             3.75%                                None
(Investor Shares)
-------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              None                               2.00%
(Flex Shares)
-------------------------------------------------------------------------------------------------


                       PRO FORMA ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

---------------------------------------------------------------------------------------------------
                                                 DISTRIBUTION
                          INVESTMENT ADVISORY    (12b-1)           OTHER          TOTAL OPERATING
FUND                      FEES                   FEES              EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%               None            .34%              1.49%
FUND (Trust Shares)
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%               .50%            .25%              1.90%
FUND (Investor Shares)
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK           1.15%              1.00%           1.04%              3.19%
FUND (Flex Shares)
---------------------------------------------------------------------------------------------------

+      The table shows the highest expenses that could be currently charged to the Small Cap Growth Stock Fund following the Reorganization. Actual expenses will be lower because the Adviser is voluntarily waiving a portion of its fees. Investment Advisory Fees and Total Operating Expenses for Trust Shares will be .86% and 1.20%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be .86%, .44% and 1.55%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be .86%, .35% and 2.25%, respectively. The Adviser could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------------------------------
FUND                                      1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Trust Class)          $132            $412             $713             $1,568
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Trust         $152            $471             $813             $1,779
Shares)
--------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Investor Shares)      $549            $914           $1,303             $2,391
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                $561            $950           $1,363             $2,514
(Investor Shares)
--------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Flex Shares)          $469            $826           $1,410             $2,993
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Flex          $522            $983           $1,669             $3,494
Shares)
--------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------------------------------
FUND                                      1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Trust         $152            $471             $813             $1,779
Shares)
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                $561            $950           $1,363             $2,514
(Investor Shares)
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Flex          $522            $983           $1,669             $3,494
Shares)
--------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

            EMERGING MARKETS EQUITY FUND - INTERNATIONAL EQUITY FUND

                   COMPARISON OF SHAREHOLDER TRANSACTION FEES

-------------------------------------------------------------------------------------------------
                               MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE
                               IMPOSED ON PURCHASE (AS A         (LOAD) (AS A PERCENTAGE OF NET
FUND                           PERCENTAGE OF OFFERING PRICE)     ASSET VALUE)
-------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND             None                                None
(Trust Shares)
-------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust         None                                None
Shares)
-------------------------------------------------------------------------------------------------

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

---------------------------------------------------------------------------------------------------
                                                 DISTRIBUTION
                          INVESTMENT ADVISORY    (12b-1)           OTHER          TOTAL OPERATING
FUND                      FEES                   FEES              EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------
EMERGING MARKETS                 1.30%              0.00%            .31%              1.61%
EQUITY FUND (Trust
Class)*
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY             1.25%              0.00%            .28%              1.53%
FUND (Trust Shares)+
---------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the Emerging Markets Equity Fund. Actual expenses are lower because the Adviser and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Shares are 1.26%, 0.00%, .31% and 1.57%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

+      The table shows the highest expenses that could be currently charged to the International Equity Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.20% and 1.48%, respectively. The Adviser could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

-------------------------------------------------------------------------------------------------
                               MAXIMUM SALES CHARGE (LOAD)       MAXIMUM DEFERRED SALES CHARGE
                               IMPOSED ON PURCHASE (AS A         (LOAD) (AS A PERCENTAGE OF NET
FUND                           PERCENTAGE OF OFFERING PRICE)     ASSET VALUE)
-------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust         None                                None
Shares)
-------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

---------------------------------------------------------------------------------------------------
                                                 DISTRIBUTION
                          INVESTMENT ADVISORY    (12b-1)           OTHER          TOTAL OPERATING
FUND                      FEES                   FEES              EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY             1.25%              0.00%            .28%              1.53%
FUND (Trust Shares)
---------------------------------------------------------------------------------------------------

+      The table shows the highest expenses that could be currently charged to the International Equity Fund following the Reorganization. Actual expenses will be lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares will be 1.20% and 1.48%, respectively. The Adviser could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------------------------------
FUND                                      1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND               $164            $508             $876             $1,911
(Trust Class)
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust           $156            $483             $834             $1,824
Shares)
--------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

--------------------------------------------------------------------------------------------------------
FUND                                      1 YEAR          3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust           $156            $483             $834             $1,824
Shares)
--------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

       INVESTMENT ADVISERS. Trusco and STI Capital are direct wholly-owned subsidiaries of SunTrust and are investment advisers to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, and had approximately $30 billion of assets under management as of July 1, 1999. STI Capital is located at P.O. Box 3808, Orlando, FL 32802, and had approximately $14.5 billion of assets under management as of July 1, 1999.

       INVESTMENT ADVISORY FEES. The following table compares management fees paid to the Advisers for the Transferring Funds and the Acquiring Funds, respectively. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

TRANSFERRING FUNDS                             FEE         ACQUIRING FUNDS                                  FEE
Sunbelt Equity Fund*                                       Small Cap Growth Stock Fund*
    Contractual..............................  1.15%           Contractual................................. 1.15%
    Net Waivers..............................  1.02%           Net Waivers.................................  .86%

Emerging Markets Equity Fund*                              International Equity Fund*
    Contractual..............................  1.30%           Contractual................................. 1.25%
    Net Waivers..............................  1.26%           Net Waivers................................. 1.20%

* The Net Waiver fees for the Funds are based on the Advisers voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1999.

       DISTRIBUTION FEES. The distributor for the Funds is SEI Investments Distribution Co. (the "Distributor"). The Distribution Fees payable to the Distributor for Investor Shares are lower for the Sunbelt Equity Fund than for the Small Cap Growth Stock Fund. The Distribution Fees payable to the Distributor for Flex Shares are the same for the Sunbelt Equity Fund and the Small Cap Growth Stock Fund.

       SALES LOADS AND CONTINGENT DEFERRED SALES CHARGES. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for the Sunbelt Equity Fund and the Small Cap Growth Stock Fund. The Trust Shares of the Funds are not subject to such charges.

TRANSFERRING FUNDS                             FEE         ACQUIRING FUNDS                                 CHARGE
Sunbelt Equity Fund                                         Small Cap Growth Stock Fund
   Investor Shares - Front-End Load..........  3.75%           Investor Shares - Front-End Load..........  3.75%
    Flex Shares - CDSC.......................  2.00%            Flex Shares - CDSC.......................  2.00%

       CONTINGENT DEFERRED SALES CHARGES. Flex Shares are subject to a 2.0% CDSC that decreases to 0% after the first year.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

       THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE TRANSFERRING FUNDS AND THE ACQUIRING FUNDS. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE TRANSFERRING FUNDS' AND ACQUIRING FUNDS' PROSPECTUSES.

SUNBELT EQUITY FUND

       The investment objective of the Sunbelt Equity Fund is to provide capital appreciation. It invests in companies that are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S. which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. The Advisor's strategy is to focus on companies with favorable earning characteristics.

SMALL CAP GROWTH STOCK FUND

       The investment objective of the Small Cap Growth Stock Fund is to provide long-term capital appreciation. It invests primarily in U.S. companies that demonstrate above-average growth potential, with market capitalizations of up to $3 billion.

       DIFFERENCES: The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S., while the Small Cap Growth Stock Fund may invest in companies located anywhere in the U.S. Also, the Small Cap Growth Stock Fund invests in companies with a market capitalization of up to about $3 billion, while the Sunbelt Equity Fund has no restriction based on market capitalization.

EMERGING MARKETS EQUITY FUND

       The investment objective of the Emerging Markets Equity Fund is to provide long-term capital appreciation. The Fund primarily invests in undervalued common stocks and other equity securities of foreign issuers located in countries with emerging markets.

INTERNATIONAL EQUITY FUND

       The investment objective of the International Equity Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks and other equity securities of foreign companies the Adviser believes are trading at a discount. The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

       DIFFERENCES: The Emerging Markets Equity Fund invests primarily in stocks of issuers located in emerging market countries, while the International Equity Fund invests primarily in developed countries, and less in emerging markets countries.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

       The Funds have the same procedures for purchasing shares. Shares of the Funds, other than Trust Shares, may be purchased directly from the Acquiring Funds by mail, telephone, wire, direct deposit, or Automated Clearing House. Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, Trust Shares may be purchased through accounts maintained with financial institutions and potentially through a Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). The minimum purchase for Investor Shares is $2,000, and for Flex Shares is $5,000 ($2,000 for retirement plans). Additional Investor or Flex Shares may be purchased for a minimum of $1,000.

       The net asset value ("NAV") of the Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

       The Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' Statement of Additional Information, incorporated herein by reference.

EXCHANGE PRIVILEGES.

       The Funds have the same procedures for exchanging shares. For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice. Investor Shares of the Funds (including Funds not participating in the Reorganization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of Flex Shares acquired in an exchange, provided the shares are held for at least one year from the initial purchase.

REDEMPTION PROCEDURES.

       The Funds have the same procedures for the redemption of shares. Shares may be redeemed on any Business Day by contacting the Funds directly by mail or telephone, or shareholders may contact their financial institution by mail or telephone (for Trust Shares, shareholders must contact their financial institution). To sell shares by telephone, the amount of the sale must be at least $1,000. For redemptions of $25,000 or more, the Funds must be notified in writing and a signature guarantee (a notarized signature is not sufficient) must be included. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with account balances of $10,000 or more may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

REDEMPTIONS IN KIND

       Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

DIVIDEND POLICIES.

       Both the Sunbelt Equity Fund and the Small Cap Growth Stock Fund declare and distribute income quarterly. The Emerging Markets Equity Fund and the International Equity Fund declare and distribute income annually. Capital gains, if any, are distributed at least annually.


                                      RISKS

       Since each Transferring and Acquiring fund purchases equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Other than this risk common to each Fund, the Funds are subject to certain additional risks.

SUNBELT EQUITY FUND

       Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

 SMALL CAP GROWTH STOCK FUND

       Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its market segment, small capitalization growth stocks, may under perform other equity market segments or the equity markets as a whole.

       The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

RISK DIFFERENCES: Because the Sunbelt Equity Fund invests in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than the Small Cap Growth Stock Fund which invests in companies located across the U.S. However, the small cap stocks in the Small Cap Growth Stock Fund may be more volatile than the large cap stocks in the Sunbelt Equity Fund.

EMERGING MARKETS EQUITY FUND

       Investments in foreign markets may be more volatile than investments in U.S. markets. Investments in emerging foreign markets may be more volatile than investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Some emerging market countries may have little to no accounting or financial reporting standards. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. There may be little to no supervision and regulation in some emerging market countries.

INTERNATIONAL EQUITY FUND

       The International Equity Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

DIFFERENCES: Because the Emerging Markets Equity Fund invests primarily in emerging foreign markets, the Fund's investments may be more volatile than investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries.


                   INFORMATION RELATING TO THE REORGANIZATION

       DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

       The Reorganization Agreement provides that all of the assets and stated liabilities of the Transferring Funds will be transferred to the Acquiring Funds at the Effective Time of the Reorganization. In exchange for the transfer of these assets, the Acquiring Funds will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of the Acquiring Funds to the Transferring Funds equal in value to the net asset value of the Transferring Funds immediately prior to the Effective Time of the Reorganization.

       Following the transfer of assets and liabilities in exchange for Acquiring Funds shares, the Transferring Funds will distribute, in complete liquidation, PRO RATA to their shareholders of record all the shares of the Acquiring Funds so received. Shareholders of the Transferring Funds owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Acquiring Funds with the same aggregate value as the shareholder had in the Transferring Funds immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Transferring Funds' shareholders on the share records of Acquiring Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Funds due to the shareholders of the Transferring Funds. The Acquiring Funds do not issue share certificates to shareholders. Shares of the Acquiring Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Transferring Funds' shareholders. The Transferring Funds' legal existence will then be terminated.

       The Reorganization Agreement provides for the Reorganization to occur on December 13, 1999 (the "Effective Time").

       The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to each party. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Reorganization Agreement by Transferring Fund Shareholders, (ii) the receipt by the Transferring Funds and the Acquiring Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Transferring Funds and the Acquiring Funds and their shareholders, and (iii) receipt by the Transferring Fund and the Acquiring Fund of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated and abandoned with respect to the Acquiring Funds and/or the Transferring Funds, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Reorganization Agreement inadvisable.

       COSTS OF REORGANIZATION. Unless otherwise provided, the Reorganization expenses will be borne by SunTrust or its subsidiaries. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each of the Transferring and Acquiring Funds; and (f) solicitation costs of the transaction.

       FEDERAL INCOME TAXES. The combination of the Transferring Funds and the Acquiring Funds in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Transferring Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Funds shares received will be the same as the basis of the Transferring Funds shares exchanged; and the holding period of the Acquiring Funds shares received will include the holding period of the Transferring Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Transferring Funds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

       CAPITALIZATION. The following table sets forth as of May 31, 1999 (i) the capitalization of each Acquiring Fund; (ii) the capitalization of each Transferring Fund; and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved.

------------------------------------------------------------------------------------------------------------------------
Fund                                       Net Assets     Net Asset Value Per Share     Shares Outstanding (000)
----                                       ----------     -------------------------     ------------------
                                           (000)
------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund
Trust Shares                                 $197,215                        $11.09                       17,784
Investor Shares                              $ 16,949                        $10.76                        1,575
Flex Shares                                  $  4,395                        $10.65                          416
Total                                        $218,559                                                     19,775
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund
Trust Shares                                 $152,413                        $14.57                       10,464
Investor Shares                                   N/A                        N/A                             N/A
Flex Shares                                  $  4,841                        $17.40                          425
Total                                        $157,254                                                     10,889

------------------------------------------------------------------------------------------------------------------------
PRO FORMA Small Cap Growth Stock Fund
Trust Shares                                 $349,628                        $14.57                       24,018
Investor Shares                              $ 16,949                        $10.00                        1,695
Flex Shares                                  $  9,236                        $17.40                          730
Total                                        $375,813                                                     26,443
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Emerging Markets Equity Fund
Trust Shares                                 $ 26,751                        $ 8.12                        3,294
Total                                        $ 26,751                                                      3,294
------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Trust Shares                                 $573,255                        $12.97                       44,211
Total                                        $573,255*                       $12.97                       44,211+
------------------------------------------------------------------------------------------------------------------------
PRO FORMA International Equity Fund
Trust Shares                                 $600,006                        $12.97                       46,274
Total                                        $600,006*                       $12.97                       46,274+
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

* Totals do not include $14,145 for Investor Shares and $17,103 for Flex Shares Classes of the Fund which are not included in the Reorganization.

+ Totals do not include 1,095 for Investor Shares and 1,357 for Flex Shares, Classes of the Fund which are not involved in the Reorganization.

                         REASONS FOR THE REORGANIZATION

       At meetings held on May 18, 1999 and August 17, 1999, the Board of Trustees of the Funds reviewed the proposed Reorganization. They received detailed information, including materials describing the Reorganization in terms of relative net assets, current and pro forma expenses, performance and comparative investment objectives, and policies and restrictions.

       After thorough consideration, the Board approved submission of the proposed Reorganization to Shareholders, concluding that participation in the Reorganization is in the best interests of the Transferring and Acquiring Funds and that the interests of existing Shareholders of the Transferring and Acquiring Funds will not be diluted as a result of the Reorganization.

       In particular, the Board reached the following conclusions:

THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Reorganization Agreement, and in particular, requirements that the transfer of assets in exchange for shares of the Acquiring Funds will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board also noted that the Reorganization would be submitted to the Transferring Funds' Shareholders.

LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that neither the Transferring nor the Acquiring Funds would not bear any expenses in connection with the Reorganization.

RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (respective current and pro forma expense ratios are set forth in the "Fees and Expenses" section, above.) The Board concluded that expense ratios will generally be comparable.

THE COMPARATIVE PERFORMANCE RECORDS. The Board reviewed detailed comparative performance information, taking into account performance over both the short-term and the longer term. The Board determined that the performance of the Small Cap Growth Stock Fund was superior to the performance of the Sunbelt Equity Fund. The Board also determined that the performance of the Emerging Markets Equity Fund and the International Equity Fund is generally comparable.

COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are substantially identical. With respect to each Fund's policies, the Board determined that, although their were some substantial differences between the Transferring and Acquiring Funds, each Transferring Fund's investment policies was compatible with its respective Acquiring Fund. In particular, the Small Cap Growth Stock Fund can and does invest in securities of issuers located in the southern states, just as the Sunbelt Equity Fund can and does invest in securities of companies with capitalizations of under $3 billion. Similarly, even though the International Equity Fund primarily invests in companies located in developed countries, it can and does invest in emerging markets.

THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISERS. The Board noted that Trusco and STI Capital will remain as investment advisers to the Acquiring Funds.

ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Reorganization Agreement, the Acquiring Funds expect to acquire substantially all of the liabilities of the Transferring Funds, other than those for which specific reserves have been set aside.

TAX CONSEQUENCES. The Board concluded that the Reorganization is expected to be free from federal income taxes.

SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

                               SHAREHOLDER RIGHTS

THE FUNDS

       GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

       SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 36 separate investment series, some of which offer up to three of five different classes of shares, Trust Shares, Investor Shares, Flex Shares, Corporate Trust Shares and Institutional Shares (the Funds participating in the Reorganization do not offer Corporate Trust Shares and Institutional Shares). The five classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the Funds' prospectuses. The shares of each Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

       VOTING REQUIREMENTS. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

       SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

       ELECTION AND TERM OF TRUSTEES. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

       SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

       LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

       The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                           INFORMATION ABOUT THE FUNDS

       Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated October 1, 1999, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 1999, which is available upon request and without charge by calling 1-800-874-4770. The Statement of Additional Information has been filed with the SEC.

       The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

       INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Acquiring Fund can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

       FINANCIAL STATEMENTS. The financial statements of the Funds contained in the Funds' annual report to shareholders for the fiscal year ended May 31, 1999 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as pro forma financial statements reflecting the Acquiring Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the Funds, and not to any other funds that are part of the Trust and described therein. The Funds will furnish, without charge, a copy of their most recent Semi-Annual Report succeeding their Annual Report, if any, on request. Requests should be directed to SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-874-4770.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

                                 VOTING MATTERS

       GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Transferring Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne directly or indirectly, by SunTrust.

       VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of a Transferring Fund is entitled to one vote, or fraction thereof. Approval of the Reorganization Agreement requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization will be voted upon by the shareholders of the Transferring Funds.

       Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

       If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by SunTrust.

       RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Transferring Funds at the close of business on October 11, 1999 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date the following shares were outstanding and entitled to vote:

--------------------------------------------------------------------------------
SUNBELT EQUITY FUND                      OUTSTANDING SHARES
--------------------------------------------------------------------------------
Trust Shares ...........................
--------------------------------------------------------------------------------
Investor  Shares........................
--------------------------------------------------------------------------------
Flex Shares.............................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND             OUTSTANDING SHARES
--------------------------------------------------------------------------------
Trust Shares ...........................
--------------------------------------------------------------------------------
Investor  Shares........................
--------------------------------------------------------------------------------
Flex Shares.............................
--------------------------------------------------------------------------------

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

       TRANSFERRING FUNDS. As of the Record Date, the officers and Trustees of the Transferring Funds, as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex shares of the Transferring Funds. As of the Record Date, to the best of the knowledge of the Transferring Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the Transferring Funds:

--------------------------------------------------------------------------------
                                                  PERCENTAGE          TYPE OF
NAME AND ADDRESS               CLASS              OWNERSHIP           OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Record and Beneficial Ownership.
**     Record Ownership Only.
+      Beneficial Owner Only.

       ACQUIRING FUNDS. As of the Record Date, the officers and Trustees of the Acquiring Funds, as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the Acquiring Funds. As of the Record Date, to the best of the knowledge of the Acquiring Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the Acquiring Funds:

--------------------------------------------------------------------------------
                                                  PERCENTAGE          TYPE OF
NAME AND ADDRESS               CLASS              OWNERSHIP           OWNERSHIP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Record and Beneficial Ownership.
**     Record Ownership Only.
+      Beneficial Owner Only.

       EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an estimated cost of approximately $______. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

       The Board of Trustees know of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                              SHAREHOLDER INQUIRIES

       Shareholder inquiries may be addressed to the Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-874-4770.

       SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

EXHIBIT A

                           FORM OF AGREEMENT AND PLAN
                                OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION is dated as of , 1999 (the "Agreement"), by and between the STI Classic Funds (the "Trust") on behalf of its Sunbelt Equity Fund and Emerging Markets Equity Fund (the "Transferring Funds"), and the Trust on behalf of its Small Cap Growth Stock Fund and International Equity Fund (the "Acquiring Funds"), respectively.

      WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 15, 1992, as amended and restated;

      WHEREAS, the Trust is an open-end management investment company registered under the 1940 Act and the Reorganizing and Transferring Funds are duly organized and validly existing series of the Trust;

      NOW, THEREFORE, the parties hereto agree to effect (i) the transfer of all of the assets of each Transferring Fund solely in exchange for (a) the assumption by its corresponding Acquiring Fund of certain stated liabilities of such Transferring Fund and (b) beneficial shares of such Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of such Acquiring Fund to the holders of beneficial shares of the Transferring Fund on the terms and conditions hereinafter set forth in liquidation of such Transferring Fund (the "Reorganization"). The beneficial shares of each Acquiring Fund that are given in exchange for the assets of its corresponding Transferring Fund are referred to hereinafter as the "Acquiring Fund Shares," and the beneficial shares of each Transferring Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Transferring Fund Shares." The parties hereto covenant and agree as follows:

      1. PLAN OF REORGANIZATION. At the Effective Time, each Transferring Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign certain stated liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to its corresponding Acquiring Fund and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Transferring Fund, in exchange for delivery to the Transferring Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Transferring Fund Shares of the Transferring Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Transferring Fund, as set forth in a statement of assets and liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Transferring Fund, to the extent that they exist at or after the Effective Time and are stated in a statement of assets and liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

      2. TRANSFER OF ASSETS. The assets of each Transferring Fund to be transferred to its corresponding Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of such Transferring Fund and other property owned by such Transferring Fund at the Effective Time.

      3. REORGANIZATION OF THE TRANSFERRING FUND. At the Effective Time, each Transferring Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Transferring Fund will be distributed to the shareholders of record of the Transferring Fund as of the Effective Time in exchange for Transferring Fund Shares and in complete liquidation of the Transferring Fund. Each shareholder of the Transferring Fund will receive a number of Acquiring Fund Shares equal in value to the Transferring Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Transferring Fund and representing the respective number of Acquiring Fund Shares due such shareholder. As soon as practicable after the Effective Time, but not later than December 13, 1999, the Trust shall take all steps as shall be necessary and proper to effect a complete termination of the Transferring Fund.

      4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its corresponding Transferring Fund as follows:

      (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

      (b) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Transferring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

      (c) LITIGATION. Except as previously disclosed to the Transferring Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect any of the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the reorganization contemplated hereby.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

      5. REPRESENTATIONS AND WARRANTIES OF THE TRANSFERRING FUNDS. Each Transferring Fund represents and warrants to its corresponding Acquiring Fund as follows:

      (a) MARKETABLE TITLE TO ASSETS. The Transferring Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

      (b) LIABILITIES. There are no liabilities of the Transferring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferring Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Transferring Fund.

      (c) LITIGATION. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferring Fund, threatened which would materially adversely affect the Transferring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the reorganization contemplated hereby.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Transferring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

      6. CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS. All representations and warranties of the Transferring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the reorganization contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      7. CONDITION PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUNDS. All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the reorganization contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUNDS AND THE ACQUIRING FUNDS. The obligations of the Transferring Funds and the Acquiring Funds to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

      (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the reorganization contemplated by this Agreement shall have been received.

      (b) The Registration Statement on Form N-1A of the Acquiring Funds shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      (c) The Acquiring Funds have filed all documents and paid all fees required to permit their shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

      (d) Each Transferring Fund and Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Transferring Fund and the Acquiring Fund substantially to the effect that the Reorganization, as a tax-free reorganization, will have the following federal income tax consequences for Transferring Fund shareholders, each Transferring Fund, and its corresponding Acquiring Fund:

      1. No gain or loss will be recognized by the Transferring Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Transferring Fund's stated liabilities;

      2. No gain or loss will be recognized by the Acquiring Fund on its receipt of the Transferring Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Transferring Fund's liabilities;

      3. The basis of the Transferring Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Transferring Fund's hands immediately before the Reorganization;

      4. The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Transferring Fund will include the holding period of those assets in the Transferring Fund's hands immediately before the Reorganization;

      5. No gain or loss will be recognized by the Transferring Fund on the distribution of Acquiring Fund Shares to the Transferring Fund's shareholders in exchange for Transferring Fund Shares;

      6. No gain or loss will be recognized by the Transferring Fund's shareholders as a result of the Transferring Fund's distribution of Acquiring Fund Shares to the Transferring Fund's shareholders in exchange for the Transferring Fund's shareholders' Transferring Fund Shares;

      7. The basis of the Acquiring Fund Shares received by the Transferring Fund's shareholders will be the same as the adjusted basis of that Transferring Fund's shareholders' Transferring Fund Shares surrendered in exchange therefor; and

      8. The holding period of the Acquiring Fund Shares received by the Transferring Fund's shareholders will include the Transferring Fund's share holders' holding period for the Transferring Fund's shareholders' Transferring Fund Shares surrendered in exchange therefor, provided that said Transferring Fund Shares were held as capital assets on the date of the Reorganization.

      (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Transferring Funds entitled to vote at an annual or special meeting.

      (f) The Board of Trustees of the Trust, at a meeting duly called for such purpose, shall have authorized the issuance by each Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of its corresponding Transferring Fund pursuant to the terms and provisions of this Agreement.

      9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Transferring Funds' assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on December 13, 1999, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

      10. TERMINATION. This Agreement and the reorganization contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Transferring Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

      11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; PROVIDED, THAT no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Transferring Funds' shareholders under this Agreement to the detriment of the Transferring Funds' shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

      12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

      13. FEES AND EXPENSES.

      (a) Each Acquiring Fund and corresponding Transferring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the reorganization provided for herein.

      (b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement incurred by each Fund will be borne by SunTrust Banks, Inc. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Transferring Funds' shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

      14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

      (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

      (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (other than the parties hereto and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

      15. ENTIRE AGREEMENT. Each Acquiring Fund and Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the reorganization contemplated hereunder.

      16. FURTHER ASSURANCES. Each Acquiring Fund and Transferring Fund shall take such further action as may be necessary or desirable and proper to consummate the reorganization contemplated hereby.

      17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Declaration of Trust, as amended and supplemented to date, this Agreement was executed by the undersigned officers of the Trust, on behalf of the Acquiring Funds and the Transferring Funds, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

      IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

                                       STI CLASSIC FUNDS,
                                       on behalf of its series,
                                       SUNBELT EQUITY FUND, and
                                       EMERGING MARKETS EQUITY FUND


                                       By ___________________________________
                                       Name:
                                       Title:


                                       STI CLASSIC FUNDS,
                                       on behalf of its series,
                                       SMALL CAP GROWTH STOCK FUND, and
                                       INTERNATIONAL EQUITY FUND


                                       By ___________________________________
                                       Name:
                                       Title:

                     STI CLASSIC INTERNATIONAL EQUITY FUND

The STI Classic International Equity Fund ("The Fund") invests in equity securities of foreign issuers and seeks to provide long term capital appreciation. We strive to obtain investment results that outperform the international markets and the average international mutual funds. The Fund focuses on sector and company fundamentals specifically looking for companies that exhibit top managements, quality products and sound financial positions. Our goal is to find companies that fit the above criteria but are still selling at a discount to their global peers.

The Fund's performance for the year June 1998 to May 1999 was -7.43% (Trust Shares) vs. MSCI EAFE of 4.36%.

Over the past year, many changes have occurred. Eleven western european countries combined currencies to create one common currency, the Euro, Asia has rallied off its bottom, and many markets have seen +50% returns. Brazil and Latin America experienced a collapse, only to quickly rebound after Brazil depegged its currency from the dollar. Japan has also rebounded off its lows due to economic stimulus packages and positive news flow, though earnings are still lagging. Recent concern over increasing growth has caused economic over-heating concerns across the European community where the Fund maintains its largest weighting. Many of the cyclical and commodity oriented companies have rallied on the back of the expectation of strong growth and inflation. While we do have exposure to these sectors, we do not believe this outperformance will continue. Financial companies have been the hardest hit as interest rate concerns have been a heavy burden on bond prices and fears of slower growth have tempered the performance of insurance companies and banks. This weakness has provided opportunities as we believe the markets have over-corrected for such fears.

The Fund added some Brazilian and Mexican equities in February including Tele Norte, a fixed line telephone operator in Brazil and Telefonos de Mexico, Mexico's dominant phone company. These investments have experienced tremendous strength since their addition. We continue to monitor Latin America and Asia for value opportunities.

Concerning the future outlook for international markets, we continue to see value across Europe and expect to remain overweighted here. Japan has rallied on hopes, not fundamentals, and we remain underweighted. We have added names in Japan such as Takefuji, a consumer finance company and FamilyMart, Japan's second largest convenient store operator. While we see some fundamentals turning in Japan, the changes are company specific. In our opinion, the macro picture remains mired in high unemployment, overvalued assets, and zero growth.






                                       /s/ Ned Dau

                                       Ned Dau
                                       Managing Director

TRUST SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -7.43%         11.62%         14.12%         58.55%
          -------------------------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                    Trust Shares             Index, in U.S.$
        1/31/95        10,000                    10,000
        5/31/95        11,637                    10,862
        5/31/96        15,179                    12,021
        5/31/97        18,714                    12,928
        5/31/98        22,807                    14,365
        5/31/99        21,112                    14,991



INVESTOR SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -7.82%         11.19%         12.62%         49.85%        Without load
             -11.27%          9.79%         11.36%         44.18%        With load
          -------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                   Investor Shares           Index, in U.S.$
        1/31/95         9,625                    10,000
        5/31/95        11,201                    10,862
        5/31/96        14,585                    12,021
        5/31/97        17,918                    12,928
        5/31/98        21,750                    14,365
        5/31/99        20,049                    14,991



FLEX SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -8.48%         10.40%         11.89%         46.56%        Without load
          -------------------------------------------------------------
             -10.19%       With load
          --------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                     Flex Shares             Index, in U.S.$
        1/31/95        10,000                    10,000
        5/31/95        11,637                    10,862
        5/31/96        15,139                    12,021
        5/31/97        18,467                    12,928
        5/31/98        22,260                    14,365
        5/31/99        20,372                    14,991


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                    STI CLASSIC SMALL CAP GROWTH STOCK FUND

The objective of the STI Classic Small Cap Growth Stock Fund (the "Fund") is to provide long-term capital appreciation by investing in smaller companies, domiciled primarily in the U.S., with market capitalizations ranging from $50 million to $3 billion. The philosophy of the Fund is that a portfolio of small capitalization companies with positive earnings characteristics and reasonable valuation will provide superior returns over time.

The Fund invests in stocks of companies that are currently demonstrating strong earnings trends, characterized by solid historical earnings growth, high earnings and sales growth momentum, and positive earnings estimate revisions and earnings surprises. However, we try not to pay huge premiums for these companies. Consequently, we identify those companies that are reasonably valued relative to their earnings trends and relative to our universe of companies. In addition, we look for companies that have a history of generating high returns on invested capital and/or are demonstrating improving returns.

The investment process of the Fund features a two-tiered strategy that includes a quantitative methodology to identify those companies with the best combination of the aforementioned characteristics and a qualitative overlay that involves basic fundamental analysis of each company. Our investment team looks at each company to understand the company's basic business model and competitive environment surrounding the company. In addition, we dig into the financials of each company, analyzing the income statement and balance sheet in order to identify any accounting irregularities, understand the capital structure of the company, how the company has grown in the past, and how it intends to fund its growth in the future.

The Fund features a very disciplined approach for both the buying and selling of stocks. Furthermore, we exercise portfolio management techniques that are geared toward risk aversion, unlike most other aggressive small cap growth portfolios. The Fund equal-weights the portfolio among the top 15% to 20% of stocks in our investment universe (approximately 150-160 companies). Thus, we maintain a very diversified portfolio taking on very little company specific risk. In addition, we maintain controlled sector weightings to keep the portfolio from becoming over-concentrated in one particular economic sector.

We are confident that our process will provide excellent risk-adjusted returns over time relative to the S&P Small Cap 600 Index and relative to other small cap mutual funds. We are very pleased with the Fund's results since inception on October 8, 1998 and feel very comfortable with how the portfolio is currently positioned. Since late March 1999, the broadening of the market has brought about a resurgence in small cap stock returns. Should this trend continue, this will be an excellent year for the STI Classic Small Cap Growth Stock Fund.






                                       /s/ Mark D. Garfinkel

                                       Mark D. Garfinkel, CFA
                                       Vice President and Portfolio Manager

TRUST SHARES*

       --------------
         Cumulative
         Inception
          to Date
       --------------
          45.70%
       --------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                  Small Cap Growth
                     Stock Fund,             S&P Small Cap
                    Trust Shares               600 Index
       10/31/98        10,000                    10,000
        5/31/99        12,070                    11,168

FLEX SHARES*

       --------------
         Cumulative
         Inception
          to Date
       --------------
          44.78%       Without load
       --------------
          42.78%       With load
       --------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                  Small Cap Growth
                     Stock Fund,             S&P Small Cap
                     Flex Shares               600 Index
       10/31/98        10,000                    10,000
        5/31/99        11,764                    11,168


*Commenced operations on October 8, 1998.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated November 10, 1999 for the Special Meeting of Shareholders of the STI Classic Funds' (the "Trust") Sunbelt Equity Fund and Emerging Markets Equity Fund (the "Transferring Funds"), to be held on December 10, 1999. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling at 1-800- 874-4770. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

      Further information about the Transferring Funds and the Trust's Small Cap Growth Stock Fund and International Equity Fund (the "Acquiring Funds" and, together with the Transferring Funds, the "Funds") is contained in and incorporated by reference to the Funds' Statement of Additional Information dated October 1, 1999, a copy of which is included herewith. The audited financial statements and related independent accountant's report for the Funds contained in the Annual Report dated May 31, 1999 is hereby incorporated herein by reference insofar as they relate to the Funds. No other parts of the Annual Report are incorporated by reference herein.

      The date of this Statement of Additional Information is November 10, 1999.

                                      A&I



           Pro Forma Statement of Assets and Liabilities (Unaudited)
                 STI Classic Funds Small Cap Growth Stock Fund
                                  May 31, 1999
                                     (000)

                                                                                                                      Pro Forma
                                                                                                                    Combines STI
                                                                        STI Classic    STI Classic                  Classic Funds
                                                                        Funds Small    Funds Sunbell                  Small Cap
                                                                        Cap Growth       Equity        Pro Forma    Growth Stock
                                                                        Stock Fund        Fund        Adjustments       Fund
ASSETS
  Total Investments at Market Value (Cost $148,958, $166,595
  and $315,553)                                                              $162,338       $214,586                      $376,924
  Cash                                                                           (333)         1,969                         1,636
  Accrued Income                                                                   28             42                            70
  Receivables for Investment Securities Sold                                    4,483          4,909                         9,392
  Receivables for Capital Shares Sold                                              27             18                            45
  Other Receivables                                                                22              0                            22
  Other Assets                                                                     13             28                            41

                                                                       -------------- --------------                --------------
  Total Assets                                                                166,578        221,552                       388,130
                                                                       -------------- --------------                --------------

LIABILITIES
  Accrued Expenses                                                               (198)          (420)                         (618)
  Payable for Investment Securities Purchased                                  (7,317)        (2,520)                       (9,837)
  Payable for Capital Shares Redeemed                                             (51)           (53)                         (104)

                                                                       -------------- --------------                --------------
  Total Liabilities                                                            (7,566)        (2,993)                      (10,559)
                                                                       -------------- --------------                --------------

                                                                              159,012        218,559

NET ASSETS
  Portfolio shares of the Trust Class (unlimited authorization - no par value) based on (10,464,063, 17,784,188, 24,018,386)
  outstanding shares of beneficial interest                                   137,985        166,929                       304,914

  Portfolio shares of the Investor Class (unlimited authorization -
  no par value) based on (1,574,615, 1,694,895) outstanding
  shares of beneficial interest                                                     0         14,344                        14,344

  Portfolio shares of the Flex Class (unlimited authorization - no par value) based on (425,752, 416,394, 729,679) outstanding
  shares of beneficial interest                                                 6,037          5,996                        12,035

  Undistributed net investment income                                               0              0                             0

  Accumulated net realized gain (loss) on investments                           1,046        (16,703)                      (15,657)

  Net unrealized appreciation on investments                                   13,380         47,991                        61,371
                                                                       -------------- --------------                --------------

  Total Net Assets                                                           $158,448       $218,559                      $377,007
                                                                       -------------- -------------- -------------- --------------
                                                                       -------------- -------------- -------------- --------------
  Net Asset Value, Offering and Redemption Price Per Share -
  Trust Shares                                                                 $14.55         $11.09                        $14.55
                                                                       -------------- --------------                --------------
                                                                       -------------- --------------                --------------
  Net Asset Value and Redemption Price Per Share - Investor
  Shares                                                                                      $10.00                        $10.76
                                                                                      --------------                --------------
                                                                                      --------------                --------------
  Net Asset Value, Offering and Redemption Price Per Share -
  Investor Shares                                                                             $11.18                        $11.18
                                                                                      --------------                --------------
                                                                                      --------------                --------------
  Net Asset Value, Offering and Redemption Price Per Share -
  Flex Shares                                                                  $14.46         $10.55                        $14.46
                                                                       -------------- --------------                --------------
                                                                       -------------- --------------                --------------
                                                                             $159,012       $218,559                      $377,571
                                                                       -------------- --------------                --------------
                                                                       -------------- --------------                --------------

                  Pro Forma Combining Statement of Operations
                            Period Ended May 31, 1999

                                                                      STI Small       STI
                                                                      Cap Growth    Sunbelt                            Pro Forma
                                                                      Stock Fund  Equity Fund   Combined  Adjustments   Combined
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest Income                                                    $      119  $      187  $      306              $      306
     Dividend Income                                                            77       1,415       1,492                   1,492
------------------------------------------------------------------------------------------------------------------------------------
           Total investment income                                             196       1,602       1,798                   1,798
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees                                                  314       3,788       4,102                   4,102
     Trustees' fees                                                             -           12          12                      12
     Administrative personnel and services fees                                 21         258         279                     279
     Custodian and recordkeeping fees and expenses                               7          19          26                      26
     Transfer Agent Fees-Trust Shares                                           11          12          23          -7          16
     Transfer Agent Fees-Investor Shares                                                    12          12                      12
     Transfer Agent Fees-Flex Shares                                             9          23          32          -3          29
     Transfer Agent Out of Pocket Fees                                          15          61          76                      76
     Fund share registration costs                                              16          14          30                      30
     Auditing fees                                                               4          12          16                      16
     Legal fees                                                                  4          25          29                      29
     Printing and postage                                                       10          61          71                      71
     Insurance premiums                                                         -           -           -                       -
     Distribution services fees-Investor Shares                                 -           97          97           2          99
     Distribution services fees-Flex Shares                                     12          63          75                      75
     Amortization of deferred organizational costs                              -           10          10                      10
     Miscellaneous                                                               1          -            1                       1
------------------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                      424       4,467       4,891          (8)      4,883
------------------------------------------------------------------------------------------------------------------------------------
Deduct-                                                                                                                          0
     Waiver of investment advisory fees                                        (79)       (417)       (496)        105        (391)
     Waiver of distribution services fees-Investor Shares                       -           (7)         (7)        (38)        (45)
     Waiver of distribution services fees-Flex Shares                           (8)        (20)        (28)          3         (25)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   337       4,023       4,360                   4,422
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (141)     (2,421)     (2,562)                 (2,624)
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:                                                                              0
Net realized gain (loss) on investments (identified cost basis)              2,335     (16,055)    (13,720)                (13,720)
Net change in unrealized appreciation (depreciation) on investments          4,550     (79,885)    (75,335)                (75,335)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       6,885     (95,940)    (89,055)                (89,055)
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                          $    6,744  $  (96,361)    (91,617)                (91,679)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                STI CLASSIC FUNDS

                               Sunbelt Equity Fund

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 10, 1999

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Sunbelt Equity Fund, a series of the STI Classic Funds (the "Trust"), to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, December 10, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below with respect to the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Sunbelt Equity Fund and the Small Cap Growth Fund, a corresponding series of the Trust, and on any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

                  ( X PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                   ---

      Proposal:   Approve the Reorganization Agreement as it relates to the
                  Sunbelt Equity Fund and the Small Cap Growth Fund:

                  ____For      ____Against      ____Abstain

      THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

      The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:_______________, 1999


                                       ____________________________________
                                       Signature of Shareholder



                                       ____________________________________
                                       Signature (Joint owners)

YOU CAN VOTE BY MAIL, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON DECEMBER 10,
      1999.

                                STI CLASSIC FUNDS

                          Emerging Markets Equity Fund

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 10, 1999

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Emerging Markets Equity Fund, a series of the STI Classic Funds (the "Trust"), to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, December 10, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below with repect to the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Emerging Markets Equity Fund and the International Equity Fund, a corresponding series of the Trust, and on any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

                  ( X PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                   ---

      Proposal:   Approve the Reorganization Agreement as it relates to the
                  Emerging Markets and the International Equity Fund:

                  ____For      ____Against      ____Abstain

      THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

      The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:_______________, 1999


                                       ____________________________________
                                       Signature of Shareholder



                                       ____________________________________
                                       Signature (Joint owners)

YOU CAN VOTE BY MAIL, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON DECEMBER 10,
      1999.

                                STI CLASSIC FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15.     INDEMNIFICATION.

Article VIII of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

          (1) Agreement and Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(b)    Amended By-Laws - incorporated by reference to Exhibit
                    (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

          (3)       Not applicable.

          (4) Form of Agreement and Plan of Reorganization is filed herewith.

          (5)       Not applicable.

          (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(c) Investment Advisory Agreement with Sun Bank CapitalManagement, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

          (6)(e) Revised Schedule A to the Revised Investment Advisory Agreement with Trustco Capital Management, Inc. is incorporated by reference to Exhibit D(5) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR accession number 0001047469-99-037088 on September 28, 1999.

          (7)(a)    Distribution Agreement - incorporated by reference to
                    Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

          (8)       Not applicable.

          (9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (10)      Not applicable.

          (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12)(a) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences for Small Cap Growth Stock Fund is filed herewith.

          (12)(b) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters for the International Equity Fund is filed herewith.

          (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (14)      Consent of Arthur Andersen LLP is filed herewith.

          (15)      Not applicable.

          (16)      Not applicable.

          (17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1999- incorporated by reference Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A with the SEC via EDGAR accession number 0001047469-99-037088 as filed September 28, 1999.


          (17)(b) Audited Financial Statements for the STI Classic Funds dated May 31, 1999 - incorporated by reference to the Registrant's N-30 D filing with the SEC as filed August 3, 1999.

          Item 17.  Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 1st day of October, 1999.

                                             STI Classic Funds

                                             By: /s/ Mark Nagle
                                                -------------------------------
                                                Mark Nagle, President and Chief
                                                Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


    *                                  Trustee                   October 1, 1999
-------------------------
F. Wendell Gooch

    *                                  Trustee                   October 1, 1999
-------------------------
Daniel S. Goodrum

    *                                  Trustee                   October 1, 1999
-------------------------
Wilton Looney

    *                                  Trustee                   October 1, 1999
-------------------------
Champney A. McNair

    *                                  Trustee                   October 1, 1999
-------------------------
T. Gordy Germany

    *                                  Trustee                   October 1, 1999
-------------------------
Bernard F. Sliger

    *                                  Trustee                   October 1, 1999
-------------------------
Jonathan T. Walton

    *                                  Trustee                   October 1, 1999
-------------------------
William H. Cammack

/s/ Mark Nagle                         President, Chief          October 1, 1999
-------------------------              Executive Officer &
Mark Nagle                             Chief Financial Officer



*  By: /s/ Mark Nagle
       ----------------------------------
       Mark Nagle, With Power of Attorney
       previously filed

                                  Exhibit Index

(1) Agreement and Declaration of Trust - originally filed with Registrant's Registration Statement on Form N- 1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96- 015938 on July 31, 1996.

(2)(b) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4)       Form of Agreement and Plan of Reorganization is filed herewith.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registation Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98- 028802 on July 30, 1998.

(6)(e) Revised Schedule A to the Revised Investment Advisory Agreement with Trustco Capital Management, Inc. is incorporated by reference to Exhibit D(5) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR accession number 0001047469-99-037088 on September 28, 1999.

(7)(a) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post- Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit

          8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
          - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non- assessable is filed herewith.

(12)(a) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences for the Small Cap Growth Stock Fund is filed herewith.

(12)(b) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters for the International Equity Fund is filed herewith.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post- Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)      Consent of Arthur Andersen LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.

(17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1999- incorporated by reference Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A with the SEC via EDGAR accession number 0001047469-99-037088 as filed September 28, 1999.


(17)(b) Audited Financial Statements for the STI Classic Funds dated May 31, 1999 - incorporated by reference to the N-30 D filing with the SEC as filed August 3, 1999.